Note 7 - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Unrecognized Tax Benefits	$ 10,979	$ 10,428	$ 10,216
Increases in tax positions for current year	720	809	1,052
Lapse in statute of limitations	(331)	$ (597)	$ (389)
Increases in tax positions for prior years	$ 162